INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 30, 2018 TO THE PROSPECTUS DATED

AUGUST 28, 2018 AND TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Aerospace & Defense ETF

Invesco BuyBack AchieversTM ETF

Invesco CleantechTM ETF

Invesco Dividend AchieversTM ETF

Invesco Dow Jones Industrial Average Dividend ETF

Invesco DWA Basic Materials Momentum ETF

Invesco DWA Consumer Cyclicals Momentum ETF

Invesco DWA Consumer Staples Momentum ETF

Invesco DWA Energy Momentum ETF

Invesco DWA Financial Momentum ETF

Invesco DWA Healthcare Momentum ETF

Invesco DWA Industrials Momentum ETF

Invesco DWA Momentum ETF

Invesco DWA NASDAQ Momentum ETF

Invesco DWA Technology Momentum ETF

Invesco DWA Utilities Momentum ETF

Invesco Dynamic Biotechnology & Genome ETF

Invesco Dynamic Building & Construction ETF

Invesco Dynamic Energy Exploration & Production ETF

Invesco Dynamic Food & Beverage ETF

Invesco Dynamic Large Cap Growth ETF

Invesco Dynamic Large Cap Value ETF

Invesco Dynamic Leisure and Entertainment ETF

Invesco Dynamic Market ETF

Invesco Dynamic Media ETF

Invesco Dynamic Networking ETF

Invesco Dynamic Oil & Gas Services ETF

Invesco Dynamic Pharmaceuticals ETF

Invesco Dynamic Retail ETF

Invesco Dynamic Semiconductors ETF

Invesco Dynamic Software ETF

Invesco Financial Preferred ETF

Invesco FTSE RAFI US 1000 ETF

Invesco FTSE RAFI US 1500 Small-Mid ETF

Invesco Global Listed Private Equity ETF

Invesco Golden Dragon China ETF

Invesco High Yield Equity Dividend AchieversTM ETF

Invesco Insider Sentiment ETF

Invesco International Dividend AchieversTM ETF

Invesco NASDAQ Internet ETF

Invesco Russell 2000 Equal Weight ETF

Invesco Russell 2000 Pure Growth ETF

Invesco Russell 2000 Pure Value ETF

Invesco Russell Midcap Equal Weight ETF

Invesco Russell Midcap Pure Growth ETF

Invesco Russell Midcap Pure Value ETF

Invesco Russell Top 200 Equal Weight ETF

Invesco Russell Top 200 Pure Growth ETF

Invesco Russell Top 200 Pure Value ETF

Invesco S&P 100® Equal Weight ETF

Invesco S&P 500 BuyWrite ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Quality ETF

Invesco S&P 500® Top 50 ETF

Invesco S&P MidCap 400® Equal Weight ETF

Invesco S&P MidCap 400® Pure Growth ETF

Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P SmallCap 600® Equal Weight ETF

Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF

Invesco S&P Spin-Off ETF

Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF

Invesco WilderHill Progressive Energy ETF

Invesco Wilshire Micro-Cap ETF

Invesco Zacks Micro Cap ETF

Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF

Effective on or around December 3, 2018, the Prospectus and Statement of Additional Information (“SAI”) are revised as follows:

The section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” in the Prospectus is replaced with the following:

Securities Lending

Each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The first paragraph in the section titled “INVESTMENT STRATEGIES AND RISKS—Investment Risks—Lending Portfolio Securities” in the SAI is revised as follows:

Lending Portfolio Securities. From time to time, a Fund (as the Adviser shall so determine) may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. A Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

The first three paragraphs in the section titled “MANAGEMENT—Securities Lending Arrangements” in the SAI are revised as follows:

Securities Lending Arrangement. The Funds may participate in a securities lending program (the “Program”) pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. While collateral may consist of cash, U.S. Government securities, letters of credit, or such other collateral as may be permitted under such Funds’ investment policies, the Adviser currently accepts only cash collateral under the Program. Funds participating in the Program may lend securities to securities brokers and other borrowers. The Adviser renders certain administrative services to the Funds that engage in securities lending activities, which includes: (a) overseeing participation in the Program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with the Adviser’s instructions and with procedures adopted by the Board; (d) monitoring the creditworthiness of the agent and borrowers to ensure that securities loans are effected in accordance with the Adviser’s risk policies; (e) preparing appropriate periodic Board reports with respect to securities lending activities; (f) responding to agent inquiries; and (g) performing such other duties as may be necessary.

BNYM serves as the securities lending agent for the Program. Previously, Brown Brothers Harriman & Co. (“BBH”) and Citibank N.A. (“Citi”) served as securities lending agents for certain Funds participating in the Program.

Please Retain This Supplement For Future Reference.

P-PS-Trust I PRO & SAI 113018